Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

	2012	2011	2010
Taxes currently payable	$995,000	$238,000	$134,000
Deferred income taxes	235,000	2,000	(434,000)
Provision for (benefit from) income taxes	$1,230,000	$240,000	$(300,000)

Schedule of Effective Income Tax Rate Reconciliation

	2012	2011	2010
Computed at statutory rate
(34%; over $10 million-35%)	$1,491,000	$609,000	$(25,000)
Increase (decrease) resulting from:
State income taxes, net of federal
tax benefit (expense)	195,000	(90,000)	(244,000)
Percentage depletion	(794,000)	(271,000)	(552,000)
Valuation allowance	438,000	15,000	0
Domestic production activities deduction	0	(28,000)	(26,000)
Adjustment for Medicare drug subsidy	0	0	685,000
Dividends received deduction	(17,000)	(40,000)	(43,000)
Other	(83,000)	45,000	(95,000)
Provision for (benefit from) income taxes	$1,230,000	$240,000	$(300,000)

Summary Of Tax Effects Of Significant Temporary Differences Relating To Deferred Taxes

	2012	2011
Current:
Allowance for doubtful accounts	$255,000	$265,000
Accrued vacation	495,000	485,000
Net current deferred tax assets	$750,000	$750,000

Noncurrent:
Depreciation	$(1,345,000)	$(1,659,000)
Postretirement benefits	14,594,000	13,439,000
Pension liability	5,354,000	5,517,000
Unrealized holding gains	(6,600,000)	(2,608,000)
Tax carryforwards	978,000	1,435,000
Alternative minimum tax credit	352,000	470,000
Impairment on investments	719,000	941,000
Other, net	912,458	881,410
Net long-term deferred tax assets*	$14,964,458	$18,416,410

*net of valuation allowances of $2,052,000 and $1,415,000 for 2012 and 2011, respectively.

Summary of Tax Carryforwards

Expiration	Tax
Date	Carryforwards
2015	$11,000
2016	50,000
2023	137,000
2024	263,000
2025	214,000
2026	131,000
2027	18,000
2028	40,000
2029	114,000
$978,000